Consolidated statement of financial position - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Non-current assets [abstract]
Goodwill	€ 18,726	€ 18,599	[1]	€ 19,607
Intangible assets	31,668	32,981	[1]	27,395
Property, plant & equipment	84,451	88,267	[1]	91,006
Right-of-use assets	9,054	10,996	[1]	10,586
Investments in joint ventures	0	0	[1]	39
Deferred tax assets	227	201	[1]	192
Investments in convertible loans	3,560	6,203	[1]	2,750
Investments in non-listed equity instruments	399	3,842	[1]	3,046
Other non-current assets	7,519	4,093	[1]	3,594
Total non-current assets	155,604	165,182	[1]	158,215
Current assets [abstract]
Current inventories	11,295	10,043	[1]	12,696
Current trade receivables	41,541	30,871	[1]	40,977
Other current assets	8,940	8,290	[1]	8,616
Cash and cash equivalents	196,028	111,538	[1]	128,897	[1]
Total current assets	257,804	160,742	[1]	191,186
Total assets	413,408	325,924	[1]	349,401
Equity [abstract]
Share capital	4,489	4,096	[1]	3,066
Share premium	233,872	141,274	[1]	138,090
Retained earnings	965	(7,316)	[1]	(272)
Other reserves	(6,749)	(4,871)	[1]	(1,378)
Equity attributable to the owners of the parent	232,577	133,183	[1]	139,506
Non-controlling interest	1	0		3,276
Total equity	232,578	133,183	[1]	142,782
Non-current liabilities [Abstract]
Loans and borrowings	72,637	90,502	[1]	104,673
Lease liabilities	5,268	7,086	[1]	6,427
Deferred tax liabilities	4,371	4,983	[1]	5,747
Deferred income	4,952	5,327	[1]	5,031
Other non-current liabilities	2,167	398	[1]	696
Total non-current liabilities	89,395	108,295	[1]	122,574
Current liabilities [abstract]
Loans and borrowings	17,849	13,984	[1]	13,389
Lease liabilities	3,353	3,539	[1]	3,449
Trade payables	20,171	17,698	[1]	18,517
Tax payables	783	974	[1]	3,363
Deferred income	33,307	29,555	[1]	27,641
Other current liabilities	15,972	18,695	[1]	17,686
Total current liabilities	91,435	84,445	[1]	84,045
Total equity and liabilities	€ 413,408	€ 325,924	[1]	€ 349,401

[1]	The year 2020 has been adjusted retrospectively to reflect the final accounting of the business combination with Materialise Motion. See additional information in Notes 2 and 4.